Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Purchase Price Allocations Based Upon Acquisition Date Fair Values

Fair value of assets acquired and liabilities assumed:
Coal mineral interests	$94,410
Oil and gas interests	2,857
Land	449
Support equipment	60
Deferred income	(2,018)
Other liabilities	(42)

Fair value of assets acquired and liabilities assumed	$95,716

Schedule Of Pro Forma Financial Information

	Years Ended December 31,
	2011	2010
Revenues	$1,160,828	$875,367
Net income attributable to PVR	$97,170	$39,259
Net income per limited partner unit, basic and diluted	$1.45	$1.03